Prepayments, Deposits and Other Assets, Net (Details) - Schedule of prepayments, deposits and other assets, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of prepayments, deposits and other assets, net [Abstract]
Prepaid expenses	$ 1,559,176	$ 388,010
Advances and deposits to suppliers	651,402	633,706
Contract assets	513,199	233,149
Deferred contract costs	376,138	106,734
Due from Infogain	185,906
Note receivables	127,027	110,744
Advances to employees	13,755	53,011
Due from Judge Asia		212,447
Less: allowance for doubtful accounts		(212,447)
Total	3,426,603	1,525,354
Less: non-current portion	(896,145)	(244,387)
Prepayments, deposits and other assets – current portion	$ 2,530,458	$ 1,280,967